Note 20 - Deferred Tax	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of deferred taxes [text block]
20	DEFERRED TAX

Deferred tax is calculated in full on temporary differences under the liability method using the substantively enacted tax rates of the jurisdictions in which the temporary differences are expected to reverse.

(i)	Recognized Deferred Tax Assets / Liabilities

Deferred tax assets have been recognized in respect of tax losses and other deductible temporary differences where it is probable that these assets will be recovered.

The movements in deferred tax assets and liabilities (including offsetting of balances within the same jurisdiction as permitted under IAS
12
) during the period is shown below. Deferred tax assets and liabilities are only offset where there is a legally enforceable right of offset and there is an intention to settle the balances net.

	ASSETS MARCH 31, 2018 $000’ s	ASSETS MARCH 31, 2017 $000’ s	LIABILITIES MARCH 31, 2018 $000’ s	LIABILITIES MARCH 31, 2017 $000’ s	NET MARCH 31, 2018 $000’ s	NET MARCH 31, 2017 $000’ s
Property, plant and equipment and intangible assets	(2,987)	(4,606)	18,186	3,422	15,199	(1,184)
Tax credit and losses carry forward	(37,655)	(13,080)	—	—	(37,655)	(13,080)
Share-based payments	(53)	(583)	—	—	(53)	(583)
Other deductible temporary differences	(2,369)	(1,002)	—	441	(2,369)	(561)
Deferred tax (assets) / liabilities	(43,064)	(19,271)	18,186	3,863	(24,878)	(15,408)
Offset tax	13,774	—	(13,774)	—	—	—
Net deferred tax (assets) / liabilities	(29,290)	(19,271)	4,412	3,863	(24,878)	(15,408)

There is an unrecognized deferred tax asset arising from unrecognized temporary differences of
$1.1
million (
2017:
$25.6
million) which has
not
been recognized due to insufficient certainty that taxable profits will be available against which this asset could be used.

(ii)	Movement in Temporary Differences

	BALANCE AT MARCH 31, 2017 $000’s	RECOGNIZED IN INCOME $000’s	RECOGNIZED IN GOODWILL $000’s	BALANCE AT MARCH 31, 2018 $000’s
Property, plant and equipment and intangible assets	(1,184)	6,297	10,086	15,199
Tax credit and losses carry-forward	(13,080)	(15,617)	(8,958)	(37,655)
Share-based payments	(583)	530	—	(53)
Other deductible temporary differences	(561)	(2,244)	436	(2,369)
	(15,408)	(11,034)	1,564	(24,878)

The Group has recognized a net deferred tax asset of
$24.9
million as of
March 31, 2018 (
2017:
$15.4
million), of which
$37.7
million (
2017:
$13.1
million) relates to available credits and trading losses which are due to expire within the next
15
to
20
 years. All recognized trading losses relate to the Group’s U.S. operations, as the Directors do not
believe it is more likely than
not
that the UK and other overseas businesses will be profitable in the foreseeable future.

In relation to the available U.S. trading losses, the Group considers all available evidence to determine whether it is more likely than not
that some portion or all of the available deferred tax asset should be recognized. The ultimate utilization of the deferred tax assets is dependent upon the generation of future taxable income. Management considers projected taxable income in assessing the expected utilization of deferred tax assets. In making such judgements, significant weight is given to evidence that can be objectively verified, such as improved profitability and visible market trends. As of
March 31, 2018
and
2017,
the recognition of the deferred tax assets is deemed to be supported by the future taxable profits of the Group. The key assumption in the Directors’ deferred tax asset model is the revenue growth rate which is disclosed in note
14.
Management have determined that following the acquisition of YuMe and RadiumOne all previously unrecognized trading loses should be recognized at
March 31, 2018
as all are expected to be utilized within the next
three
years.